Equity Incentive Plans StockBased Compensation Exercise of Options and Warrants Outstanding (Details 1)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Stock options [Member]
Expected term (in years)		3 years 7 months 10 days
Expected dividend yield	0.00%	0.00%
Common Stock Warrants [Member]
Expected term (in years)	5 years
Warrant [Member]
Expected dividend yield	0.00%	0.00%
Series B preferred stock warrants [Member]
Expected term (in years)
Maximum [Member] | Stock options [Member]
Expected term (in years)	10 years	10 years
Expected stock price volatility	104.11%	106.01%
Risk-free interest rate	2.86%	2.56%
Minimum [Member] | Stock options [Member]
Expected term (in years)	5 years	3 years
Expected stock price volatility	67.34%	48.26%
Risk-free interest rate	2.51%	2.15%